Operating Leases	6 Months Ended
Sep. 30, 2024
Operating Leases [Abstract]
OPERATING LEASES

NOTE 9 – OPERATING LEASES

On January 1, 2018, the Company entered into a lease agreement with its related party company to obtain the right of use for office and warehouse of 3,627 square meters for 10 years for free. The Company recorded right-of-use assets and lease expenses based on the fair value for the lease. As the leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company’s lease agreements do not contain any material guarantees or restrictive covenants. The Company does not have any sublease activities.

Operating lease right-of-use assets as of September 30, 2024 and March 31, 2024 were as follows:

	September 30, 2024 (Unaudited)	March 31, 2024

Office and warehouse*	$353,374	$343,453
Less: accumulated amortization	(140,306)	(107,605)
Total right-of-use assets, net	$213,068	$235,848

The Company recognized lease expenses for the operating lease right-of-use assets office and warehouse over the lease period which is 10 years. For the six months ended September 30, 2024 and 2023, the operating lease expenses were $34,739 and $35,098, respectively.

Operating lease liabilities as of September 30, 2024 and March 31, 2024 consisted of the following:

	September 30, 2024 (Unaudited)	March 31, 2024

Office and warehouse	$213,068	$235,848
Total operating lease liabilities, net	$213,068	$235,848

Analyzed for reporting purposes as:

	September 30, 2024 (Unaudited)	March 31, 2024

Non-current portion of operating lease liabilities – related party	$182,667	$177,538
Current portion of operating lease liabilities – related party	30,401	58,310
Total operating lease liabilities	$213,068	$235,848

The discount rate used for the office and warehouse was 5.40%. The remaining lease term for the operating lease was 3.25 years.

Maturity analysis of operating lease liabilities as of September 30, 2024 was as follows:

	Office and warehouse
	RMB	USD

Discount rate at commencement	5.40%	$5.40%
One year	500,400	71,306
Two years	500,400	71,306
Three years	500,400	71,306
Four years and thereafter	375,300	53,480
Total undiscounted cash flows	1,876,500	$267,398
Less: imputed interest	(381,276)	(54,330)
Operating lease liabilities	1,495,224	213,068

The Company had no other operating or financing lease agreements or short-term leases, defined as leases with initial term of 12 months or less, for the six months ended September 30, 2024 and 2023.